DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communications - 12.8%
Alphabet, Inc. - Class A (a)	158,300	$ 13,966,809
Alphabet, Inc. - Class C (a)	133,220	11,820,611
Booking Holdings, Inc. (a)	5,669	11,424,622
Electronic Arts, Inc.	126,000	15,394,680
Meta Platforms, Inc. - Class A (a)	75,713	9,111,302
T-Mobile US, Inc. (a)	112,620	15,766,800
Walt Disney Company (The) (a)	137,399	11,937,225
		89,422,049
Consumer Discretionary - 8.6%
Amazon.com, Inc. (a)	225,300	18,925,200
CarMax, Inc. (a)	145,983	8,888,905
Home Depot, Inc. (The)	34,578	10,921,807
TJX Companies, Inc. (The)	270,918	21,565,073
		60,300,985
Consumer Staples - 3.0%
Constellation Brands, Inc. - Class A	48,490	11,237,558
Costco Wholesale Corporation	20,970	9,572,805
		20,810,363
Energy - 4.7%
EOG Resources, Inc.	71,335	9,239,309
Pioneer Natural Resources Company	104,493	23,865,156
		33,104,465
Financials - 15.0%
Aon plc - Class A	47,135	14,147,099
Bank of America Corporation	281,855	9,335,038
Berkshire Hathaway, Inc. - Class B (a)	66,820	20,640,698
Brookfield Asset Management Ltd. - Class A (a)	135,522	3,885,416
Brookfield Corporation	527,590	16,597,981
JPMorgan Chase & Company	104,842	14,059,312
Markel Corporation (a)	19,823	26,116,604
		104,782,148
Health Care - 13.5%
Abbott Laboratories	139,508	15,316,583
Danaher Corporation	99,675	26,455,739
Johnson & Johnson	141,102	24,925,668
Novo Nordisk A/S - ADR	90,703	12,275,744
UnitedHealth Group, Inc.	29,061	15,407,561
		94,381,295
Industrials - 5.1%
Honeywell International, Inc.	85,081	18,232,858

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 5.1% (Continued)
Union Pacific Corporation	82,937	$ 17,173,765
		35,406,623
Materials - 8.8%
Air Products & Chemicals, Inc.	78,373	24,159,261
Martin Marietta Materials, Inc.	57,123	19,305,860
Sherwin-Williams Company (The)	75,615	17,945,708
		61,410,829
Real Estate - 2.4%
American Tower Corporation	79,869	16,921,046

Technology - 23.1%
Accenture plc - Class A	63,877	17,044,939
Adobe, Inc. (a)	58,570	19,710,562
Apple, Inc.	145,747	18,936,908
Broadcom, Inc.	28,113	15,718,822
Intuit, Inc.	26,985	10,503,102
Mastercard, Inc. - Class A	60,062	20,885,359
Microsoft Corporation	96,918	23,242,875
Moody's Corporation	37,574	10,468,868
ServiceNow, Inc. (a)	22,864	8,877,405
Visa, Inc. - Class A	78,539	16,317,262
		161,706,102

Total Common Stocks (Cost $458,539,937)		$ 678,245,905

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 4.16% (b) (Cost $5,753,952)	5,753,952	$ 5,753,952

Total Investments at Value - 97.8% (Cost $464,293,889)		$ 683,999,857

Other Assets in Excess of Liabilities - 2.2%		15,122,286

Net Assets - 100.0%		$ 699,122,143

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communications - 4.8%
Alphabet, Inc. - Class A (a)	173,065	$ 15,269,525
Comcast Corporation - Class A	660,148	23,085,375
		38,354,900
Consumer Discretionary - 6.4%
Cannae Holdings, Inc. (a)	515,540	10,645,901
Lowe's Companies, Inc.	93,313	18,591,682
McDonald's Corporation	83,188	21,922,534
		51,160,117
Consumer Staples - 13.2%
Bunge Ltd.	169,735	16,934,461
Diageo plc - ADR	93,450	16,651,855
Kraft Heinz Company (The)	335,010	13,638,257
Philip Morris International, Inc.	202,763	20,521,643
Sysco Corporation	174,159	13,314,456
Target Corporation	75,015	11,180,236
Walmart, Inc.	95,166	13,493,587
		105,734,495
Energy - 8.0%
Chevron Corporation	125,492	22,524,559
Coterra Energy, Inc.	990,636	24,339,927
Enbridge, Inc.	433,180	16,937,338
		63,801,824
Financials - 23.0%
Berkshire Hathaway, Inc. - Class B (a)	100,068	30,911,005
Brookfield Asset Management Ltd. - Class A (a)	321,630	9,221,132
Brookfield Corporation	641,892	20,193,922
Capital One Financial Corporation	128,585	11,953,262
Citigroup, Inc.	211,627	9,571,889
Fairfax Financial Holdings Ltd.	54,415	32,329,040
Fidelity National Financial, Inc.	346,344	13,029,461
JPMorgan Chase & Company	138,488	18,571,241
Markel Corporation (a)	17,818	23,475,037
Wells Fargo & Company	340,290	14,050,574
		183,306,563
Health Care - 11.7%
Elevance Health, Inc.	35,226	18,069,881
Johnson & Johnson	206,662	36,506,842
Medtronic plc	265,903	20,665,981
Perrigo Company plc	524,618	17,884,228
		93,126,932

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Industrials - 14.9%
3M Company	113,515	$ 13,612,719
Deere & Company	38,997	16,720,354
L3Harris Technologies, Inc.	62,510	13,015,207
Norfolk Southern Corporation	74,214	18,287,814
TE Connectivity Ltd.	151,609	17,404,713
United Parcel Service, Inc. - Class B	111,010	19,297,978
Watsco, Inc.	83,032	20,708,181
		119,046,966
Real Estate - 9.9%
Crown Castle, Inc.	122,339	16,594,062
Digital Realty Trust, Inc.	108,085	10,837,683
Gaming and Leisure Properties, Inc.	306,477	15,964,387
Lamar Advertising Company - Class A	244,472	23,078,157
SL Green Realty Corporation	376,157	12,684,014
		79,158,303
Technology - 2.2%
QUALCOMM, Inc.	160,725	17,670,106

Utilities - 2.2%
NextEra Energy, Inc.	209,541	17,517,628

Total Common Stocks (Cost $643,552,537)		$ 768,877,834

MONEY MARKET FUNDS - 3.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 4.16% (b) (Cost $28,967,716)	28,967,716	$ 28,967,716

Total Investments at Value - 99.9% (Cost $672,520,253)		$ 797,845,550

Other Assets in Excess of Liabilities - 0.1%		492,233

Net Assets - 100.0%		$ 798,337,783

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communications - 7.4%
DISH Network Corporation - Class A (a)	1,175,074	$ 16,498,039
Take-Two Interactive Software, Inc. (a)	285,371	29,715,682
		46,213,721
Consumer Discretionary - 21.0%
Cannae Holdings, Inc. (a)	1,018,253	21,026,924
DraftKings Inc. - Class A (a)	1,433,904	16,332,167
Etsy, Inc. (a)	87,791	10,515,606
Live Nation Entertainment, Inc. (a)	266,689	18,598,891
Mobileye Global, Inc. - Class A (a)	267,645	9,383,634
O'Reilly Automotive, Inc. (a)	47,142	39,789,262
Pool Corporation	47,361	14,318,651
		129,965,135
Energy - 2.0%
Coterra Energy, Inc.	501,661	12,325,811

Financials - 24.4%
Brookfield Asset Management Ltd. - Class A (a)	450,370	12,912,108
Brookfield Corporation	924,295	29,078,321
Fairfax Financial Holdings Ltd.	80,192	47,643,671
Fidelity National Financial, Inc.	516,896	19,445,627
Markel Corporation (a)	31,953	42,097,758
		151,177,485
Industrials - 13.7%
Enovis Corporation (a)	209,524	11,213,724
ESAB Corporation	209,524	9,830,866
Evoqua Water Technologies Corporation (a)	565,052	22,376,059
Watsco, Inc.	88,909	22,173,905
Xylem, Inc.	176,563	19,522,571
		85,117,125
Materials - 7.4%
Martin Marietta Materials, Inc.	71,088	24,025,612
Sherwin-Williams Company (The)	91,710	21,765,534
		45,791,146
Real Estate - 7.8%
American Tower Corporation	117,804	24,957,956
Lamar Advertising Company - Class A	248,061	23,416,958
		48,374,914
Technology - 11.8%
Alight, Inc. - Class A (a)	3,087,455	25,811,124
Autodesk, Inc. (a)	72,539	13,555,363

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Technology - 11.8% (Continued)
Black Knight, Inc. (a)	340,534	$ 21,027,974
PTC, Inc. (a)	105,431	12,655,937
		73,050,398

Total Common Stocks (Cost $540,776,876)		$ 592,015,735

MONEY MARKET FUNDS - 4.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 4.16% (b) (Cost $28,237,539)	28,237,539	$ 28,237,539

Total Investments at Value - 100.1% (Cost $569,014,415)		$ 620,253,274

Liabilities in Excess of Other Assets - (0.1%)		(565,744)

Net Assets - 100.0%		$ 619,687,530

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 86.6%	Shares	Value
Communications - 6.1%
Liberty Latin America Ltd. - Class C (a)	2,491,909	$ 18,938,509
Shenandoah Telecommunications Company	881,656	14,000,697
		32,939,206
Consumer Discretionary - 17.1%
Cannae Holdings, Inc. (a)	1,079,369	22,288,970
DraftKings Inc. - Class A (a)	1,274,372	14,515,097
Monarch Casino & Resort, Inc. (a)	572,014	43,982,156
OneSpaWorld Holdings Ltd. (a)	1,231,557	11,490,427
		92,276,650
Consumer Staples - 7.4%
J & J Snack Foods Corporation	164,375	24,608,581
Seaboard Corporation	4,024	15,191,445
		39,800,026
Energy - 3.4%
Peyto Exploration & Development Corporation	1,809,254	18,563,127

Financials - 13.4%
Diamond Hill Investment Group, Inc.	99,404	18,391,728
Kinsale Capital Group, Inc.	75,314	19,696,117
Live Oak Bancshares, Inc.	145,905	4,406,331
Stewart Information Services Corporation	432,961	18,500,424
TowneBank	360,677	11,123,279
		72,117,879
Health Care - 4.5%
Perrigo Company plc	710,235	24,211,911

Industrials - 8.5%
Enovis Corporation (a)	299,545	16,031,649
ESAB Corporation	252,078	11,827,500
Evoqua Water Technologies Corporation (a)	458,319	18,149,432
		46,008,581
Materials - 4.8%
NewMarket Corporation	82,681	25,722,886

Real Estate - 9.3%
FRP Holdings, Inc. (a)	127,904	6,888,909
Janus International Group, Inc. (a)	2,199,750	20,941,620
Lamar Advertising Company - Class A	191,321	18,060,702
Radius Global Infrastructure, Inc. - Class A (a)	337,474	3,988,943
		49,880,174

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Technology - 12.1%
Alight, Inc. - Class A (a)	3,437,806	$ 28,740,058
Avid Technology, Inc. (a)	569,571	15,144,893
Verra Mobility Corporation (a)	1,536,434	21,248,882
		65,133,833

Total Common Stocks (Cost $478,831,530)		$ 466,654,273

EXCHANGE-TRADED FUNDS - 3.4%	Shares	Value
ALPS Medical Breakthroughs ETF (a)	600,000	$ 18,228,000
(Cost $18,633,960)

MONEY MARKET FUNDS - 10.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 4.16% (b) (Cost $54,519,260)	54,519,260	$ 54,519,260

Total Investments at Value - 100.1% (Cost $551,984,750)		$ 539,401,533

Liabilities in Excess of Other Assets - (0.1%)		(240,362)

Net Assets - 100.0%		$ 539,161,171

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 55.7%	Shares	Value
Communications - 2.8%
Alphabet, Inc. - Class A (a)	23,040	$ 2,032,819
AT&T, Inc.	50,749	934,289
Comcast Corporation - Class A	88,029	3,078,374
		6,045,482
Consumer Discretionary - 3.6%
Cannae Holdings, Inc. (a)	117,411	2,424,537
Lowe's Companies, Inc.	12,587	2,507,834
McDonald's Corporation	11,056	2,913,588
		7,845,959
Consumer Staples - 7.1%
Bunge Ltd.	23,009	2,295,608
Diageo plc - ADR	12,545	2,235,393
Ingredion, Inc.	13,155	1,288,269
Kraft Heinz Company (The)	45,515	1,852,916
Philip Morris International, Inc.	27,471	2,780,340
Sysco Corporation	23,135	1,768,671
Target Corporation	10,007	1,491,443
Walmart, Inc.	12,557	1,780,457
		15,493,097
Energy - 4.9%
Chevron Corporation	16,932	3,039,125
Coterra Energy, Inc.	132,019	3,243,707
Enbridge, Inc.	57,275	2,239,452
Enterprise Products Partners, L.P.	87,000	2,098,440
		10,620,724
Financials - 13.5%
Berkshire Hathaway, Inc. - Class B (a)	13,379	4,132,773
Brookfield Asset Management Ltd. - Class A (a)	61,650	1,767,506
Brookfield Corporation	84,137	2,646,950
Capital One Financial Corporation	16,976	1,578,089
Citigroup, Inc.	27,793	1,257,077
Diamond Hill Investment Group, Inc.	11,715	2,167,509
Fairfax Financial Holdings Ltd.	7,238	4,300,241
Fidelity National Financial, Inc.	46,907	1,764,641
JPMorgan Chase & Company	18,345	2,460,065
Markel Corporation (a)	2,366	3,117,181
Stewart Information Services Corporation	50,417	2,154,318
Wells Fargo & Company	45,275	1,869,405
		29,215,755

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 55.7% (Continued)	Shares	Value
Health Care - 6.4%
Elevance Health, Inc.	4,673	$ 2,397,109
Johnson & Johnson	27,374	4,835,617
Medtronic plc	35,449	2,755,096
Perrigo Company plc	116,716	3,978,849
		13,966,671
Industrials - 7.3%
3M Company	15,092	1,809,832
Deere & Company	5,099	2,186,247
L3Harris Technologies, Inc.	8,270	1,721,897
Norfolk Southern Corporation	9,678	2,384,853
TE Connectivity Ltd.	19,630	2,253,524
United Parcel Service, Inc. - Class B	14,971	2,602,559
Watsco, Inc.	11,245	2,804,503
		15,763,415
Materials - 0.9%
NewMarket Corporation	6,465	2,011,326

Real Estate - 5.2%
Crown Castle, Inc.	16,385	2,222,461
Digital Realty Trust, Inc.	13,709	1,374,601
Gaming and Leisure Properties, Inc.	41,095	2,140,639
Lamar Advertising Company - Class A	32,689	3,085,842
SL Green Realty Corporation	74,437	2,510,016
		11,333,559
Technology - 1.1%
QUALCOMM, Inc.	21,446	2,357,773

Utilities - 2.9%
Brookfield Infrastructure Partners, L.P.	61,867	1,917,258
Brookfield Renewable Partners, L.P.	76,999	1,951,155
NextEra Energy, Inc.	28,278	2,364,041
		6,232,454

Total Common Stocks (Cost $107,262,761)		$ 120,886,215

FIXED RATE CORPORATE BONDS - 28.8%	Par Value	Value
Communications - 1.1%
Walt Disney Company (The), 3.350%, due 03/24/2025	$ 2,505,000	$ 2,427,799

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 28.8% (Continued)	Par Value	Value
Consumer Discretionary - 2.7%
Amazon.com, Inc., 1.000%, due 05/12/2026	$ 3,250,000	$ 2,882,009
General Motors Financial Company, Inc, 1.500%, due 06/10/2026	3,425,000	2,978,169
		5,860,178
Consumer Staples - 2.9%
Lowe's Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,503,416
Walgreens Boots Alliance, Inc., 3.800%, due 11/18/2024	2,245,000	2,188,798
Walmart, Inc., 1.050%, due 09/17/2026	2,835,000	2,513,668
		6,205,882
Energy - 2.8%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,095,484
Halliburton Company, 3.800%, due 11/15/2025	937,000	912,212
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,071,931
		6,079,627
Financials - 3.8%
American Express Company, 3.375%, due 05/03/2024	2,995,000	2,935,196
BlackRock, Inc., 3.500%, due 03/18/2024	1,150,000	1,131,576
Brookfield Finance, Inc., 4.000%, due 04/01/2024	2,000,000	1,969,573
Citigroup, Inc., 3.300%, due 04/27/2025	2,250,000	2,180,229
		8,216,574
Health Care - 5.8%
Amgen, Inc., 2.200%, due 02/21/2027	2,400,000	2,156,326
CVS Health Corporation, 3.000%, due 08/15/2026	2,600,000	2,431,563
McKesson Corporation, 1.300%, due 08/15/2026	2,490,000	2,192,600
Stryker Corporation, 1.150%, due 06/15/2025	2,990,000	2,736,262
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	3,052,383
		12,569,134
Industrials - 1.5%
Canadian Pacific Railway Ltd., 1.350%, due 12/02/2024	3,490,000	3,255,505

Materials - 1.0%
Sherwin-Williams Company (The), 3.450%, due 06/01/2027	2,400,000	2,249,135

Real Estate - 2.6%
American Tower Corporation, 1.450%, due 09/15/2026	2,990,000	2,612,258

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 28.8% (Continued)	Par Value	Value
Real Estate - 2.6% (Continued)
Public Storage, 1.500%, due 11/09/2026	$ 3,490,000	$ 3,102,661
		5,714,919
Technology - 3.5%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,178,435
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,058,284
PayPal Holdings, Inc., 2.400%, due 10/01/2024	2,400,000	2,301,163
		7,537,882
Utilities - 1.1%
Dominion Energy, Inc., 1.450%, due 04/15/2026	2,740,000	2,442,301

Total Fixed Rate Corporate Bonds (Cost $67,506,214)		$ 62,558,936

VARIABLE RATE CORPORATE BONDS (b) - 4.5%	Par Value	Value
Consumer Discretionary - 0.6%
Starbucks Corporation, 3.157%, (SOFR + 42), due 02/14/2024	$ 1,295,000	$ 1,287,615

Financials - 3.0%
Charles Schwab Corporation (The), 3.837%, (SOFR + 50), due 03/18/2024	3,450,000	3,439,037
Morgan Stanley, 5.023%, (SOFR + 116.5), due 04/17/2025	2,995,000	2,982,348
		6,421,385
Industrials - 0.9%
John Deere Capital Corporation, 3.636%, (SOFR + 56), due 03/07/2025	1,990,000	1,974,701

Total Variable Rate Corporate Bonds (Cost $9,738,644)		$ 9,683,701

U.S. TREASURY OBLIGATIONS- 8.9%	Par Value	Value
U.S. Treasury Bills - 3.5% (c)
4.655%, due 06/15/2023	$ 1,795,000	$ 1,758,815
3.259%, due 08/10/2023	3,990,000	3,882,380
4.046%, due 09/07/2023	2,000,000	1,939,931
		7,581,126

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS- 8.9% (Continued)	Par Value	Value
U.S. Treasury Notes - 5.4%
4.383%, due 01/31/2024 (b)	$ 990,000	$ 990,010
1.500%, due 02/29/2024	1,995,000	1,923,694
0.250%, due 06/15/2024	4,500,000	4,225,078
2.750%, due 06/30/2025	4,810,000	4,637,141
		11,775,923

Total U.S. Treasury Obligations (Cost $19,887,826)		$ 19,357,049

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Treasury Obligations Fund - Class Z, 4.16% (d) (Cost $4,366,031)	4,366,031	$ 4,366,031

Total Investments at Value - 99.9% (Cost $208,761,476)		$ 216,851,932

Other Assets in Excess of Liabilities - 0.1%		282,130

Net Assets - 100.0%		$ 217,134,062

ADR	- American Depositary Receipt.
SOFR	- Secured Overnight Financing Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2022. The reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the annualized yield at the time of purchase.
(d)	The rate shown is the 7-day effective yield as of December 31, 2022.